COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(loss) before tax	$ 60.8	$ 68.8	[1]	$ 32.3	[1]
ADJUSTMENTS FOR:
Depreciation, amortization and impairment	363.5	128.9		108.7
Loss/(gain) on sale of non-current assets	2.6	1.5		3.3
Increase/(decrease) in allowances and provisions	0.7	5.2		5.0
Loss/(gain) on foreign exchange differences	(0.3)	0.7		(0.5)
Other non-cash items	8.6	3.6		4.6
Finance income	(4.7)	(2.6)	[1]	(1.6)	[1]
Finance expenses	91.6	31.0	[1]	30.2	[1]
Cash flow before working capital changes	522.8	237.1		182.0
Decrease/(increase) in trade and other accounts receivable	(8.5)	22.8		6.2
Decrease/(increase) in inventories	8.3	(12.0)		(26.9)
Increase/(decrease) in trade and other accounts payable	24.2	(8.4)		(26.9)
Cash generated from operations	546.8	239.5		134.4
Income taxes paid	(14.5)	(6.8)		(3.6)
Net cash flows from operating activities	532.3	232.7		130.8
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property, plant and equipment	(57.6)	(65.1)		(79.6)
Purchase of intangible assets	(15.3)	(4.2)		(8.2)
Contributions to associates	(2.5)	(3.3)		(1.0)
Proceeds from sale of property, plant and equipment	0.4	0.3		0.6
Interest received	1.9	3.2		2.1
Repayments of/(granted) loans receivable from non-controlling interest holders	0.3	1.5	[2]	(3.3)	[2]
Proceeds from sublease receivables	5.9	0.0		0.0
Business combinations, net of cash	(7.2)	0.0		0.0
Net cash flows used in investing activities	(74.1)	(67.6)		(89.4)
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Lease payments	(308.9)	0.0		0.0
Dividends paid to non-controlling interest	(36.6)	(39.1)		(34.3)
Proceeds from restructuring	0.0	60.1		0.0
Repayment of borrowings	0.0	(48.3)		(28.0)
Transaction costs paid for the listing of equity instruments	0.0	(6.3)		0.0
Purchase of treasury shares	(2.7)	(2.0)		0.0
Contributions from/(purchase of) non-controlling interests	0.8	7.0		0.0
Interest paid	(28.8)	(37.7)		(30.2)
Net cash flows from/(used in) financing activities	(376.2)	(66.3)		(92.5)
Currency translation on cash	1.8	(2.0)		0.9
Increase/(decrease) in cash and cash equivalents	83.8	96.8		(50.2)
Cash and cash equivalents at the beginning of the period	234.2	137.4		187.6
Cash and cash equivalents at the end of the period	$ 318.0	$ 234.2		$ 137.4

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)
[2]	The 2018 and 2017 amounts have been reclassified from Cash flows from/(used) in financing activities.